SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES

	For the six months ended June 30,
	2026	2025
Period-end $: HK$ exchange rate	7.8422	7.8497
Period average $: HK$ exchange rate	7.8309	7.7920
Period -end $: NT$ exchange rate	31.8339	29.1792
Period average $: NT$ exchange rate	31.6303	31.8386
Period -end $: SG$ exchange rate	1.2941	1.2734
Period average $: SG$ exchange rate	1.2781	1.3240

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

SCHEDULE OF DISAGGREGATION OF REVENUES

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	Six months ended June 30,
	2026	2025
Campaign-based marketing services	$2,965,828	$2,187,128
Optimization-based marketing services	166,589	775,821
Social media platforms marketing services	225,507	296,088
Social commerce	—	—
Total revenues	$3,357,924	$3,259,037